EFFICIENT MARKET PORTFOLIO PLUS ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.6%
ARK Innovation ETF (a)(b)	35,302	$2,573,869
Global X Uranium ETF (b)	38,451	2,089,427
Invesco QQQ Trust Series 1 (b)	3,393	2,060,535
Invesco Solar ETF (a)(b)	39,276	2,160,180
iShares U.S. Home Construction ETF (b)	20,717	2,227,492
iShares U.S. Telecommunications ETF (b)	73,743	2,931,284
ProShares UltraShort 20+ Year Treasury (b)	75,293	2,429,705
State Street Utilities Select Sector SPDR ETF (b)	61,123	2,917,401
VanEck Semiconductor ETF (b)	5,232	2,126,128
TOTAL EXCHANGE TRADED FUNDS (Cost $20,026,421)		21,516,021

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.60% (c)	53,404	53,404
TOTAL MONEY MARKET FUNDS (Cost $53,404)		53,404

TOTAL INVESTMENTS - 99.8% (Cost $20,079,825)		$21,569,425
Other Assets in Excess of Liabilities - 0.2%		50,707
TOTAL NET ASSETS - 100.0%		$21,620,132

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of February 28, 2026 was $14,251,023.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

EFFICIENT MARKET PORTFOLIO PLUS ETF
SCHEDULE OF SECURITIES SOLD SHORT
February 28, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - (49.7)%
State Street Consumer Discretionary Select Sector SPDR ETF	(7,265)	$(848,988)
State Street Financial Select Sector SPDR ETF	(32,971)	(1,695,699)
State Street Health Care Select Sector SPDR ETF	(5,695)	(912,339)
State Street Industrial Select Sector SPDR ETF	(5,314)	(941,322)
State Street Materials Select Sector SPDR ETF	(17,886)	(955,291)
State Street SPDR S&P Biotech ETF	(7,054)	(898,468)
State Street SPDR S&P Metals & Mining ETF	(14,841)	(1,771,273)
State Street SPDR S&P Retail ETF	(20,407)	(1,775,001)
Vanguard Consumer Staples ETF	(3,881)	(947,701)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $10,268,467)		(10,746,082)

TOTAL SECURITIES SOLD SHORT - (49.7)% (Proceeds $10,268,467)		$(10,746,082)

Percentages are stated as a percent of net assets.

EFFICIENT MARKET PORTFOLIO PLUS ETF

Summary of Fair Value Disclosures as of February 28, 2026 (Unaudited)

Efficient Market Portfolio Plus ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Investments
Exchange Traded Funds	$21,516,021	$—	$—	$21,516,021
Money Market Funds	53,404	—	—	53,404
Total Investments	$21,569,425	$—	$—	$21,569,425

Liabilities
Investments
Exchange Traded Funds	$(10,746,082)	$—	$—	$(10,746,082)
Total Investments	$(10,746,082)	$—	$—	$(10,746,082)

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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